UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00018

                             Ameritor Security Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              4400 MacArthur Blvd, Suite 301, Washington, DC 20007
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ameritor Financial Corporation
              4400 MacArthur Blvd, Suite 301, Washington, DC 20007
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 202-625-6000

Date of fiscal year end: 6/30/2008

Date of reporting period: 12/31/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORT TO STOCKHOLDERS.

Dear Shareholder:

      As of the 6 month period ended December 31, 2008, the Fund had 2,454,655 shares outstanding and each share had an unaudited Net Asset Value ("NAV") of $.15. This NAV compares with an audited NAV of $.28 at June 30, 2008 and an unaudited NAV of $.33 per share at December 31, 2007.

      During the period ended December 31, 2008, Ameritor Financial Corp., the Fund's Advisor, was responsible for management of the Fund's portfolio. As portfolio manager, Ms. Kinney continues her program of purchasing quality securities she believes are undervalued and have the potential for capital appreciation. As the market has become more volatile however, she has been trimming positions in sectors that have underperformed such as banking, airlines and retail and in an effort to maintain a position in cash in order to take advantage of buying opportunities that may be provided during market corrections. She believes that opportunities may be presented in health care, infrastructure and alternative energy as the Obama stimulus plan unfolds. She also believes that there may be emerging opportunities in companies that have had their dividend yield increased somewhat accidentally by beaten down stock prices.

      The Fund's portfolio of securities had an unrealized loss of $247,072 (35.9%) (without taking into account Fund expenses). However, taking into account those expenses, which we must, the Fund was down 46.4%. This compares to a decrease of 27.2% for the Russell 2000 Index and a decrease of 29.1% for the S&P 500 Index. We continue to cut costs at all available junctures and hope to be able to continue this trend. Obviously however, the depressed economy has made this an increasingly daunting process.

      Our portfolio strengths and gains are attributable primarily to our exposure in stocks such as Walmart and Occidential Petroleum. Almost all other positions and sectors, like the rest of the market, reflect significant declines. We did have neutral, or nearly neutral, performance in the medical, aerospace and energy sectors. However, our portfolio suffered significantly from our positions in banking and manufacturing, all of which were down. We look forward to refining the portfolio during the first half of the fiscal year focusing on increasing our dividend yields and decreasing our exposure in sectors we believe to present the greatest risk on the downside.

      Over the past year the market has undergone wild swings, both up and down as the result of many factors including hedge fund selling, institutional short selling, bank failures, the continuing sub-prime mortgage concerns and a myriad of other factors which seem to occur on a nearly daily basis. All of this makes for a highly volatile and difficult to navigate market. While the general market decline has been broad based we believe that it will present buying opportunities and we intend to be very proactive during the next 6 months in looking for and reacting to such opportunities while at the same time looking to preserve capital with a more refined focus on companies paying substantial dividends and having clean, low-debt balance sheets.

      As you no doubt are aware, Congress and the regulatory agencies, primarily as the result of the Sarbanes/Oxley Act, have put extra expense burdens on all mutual funds. These expenses are unimportant to larger institutions from a percentage standpoint, but we smaller funds are subject to the same oversight rules while operating with a much smaller asset base. These expenses impact heavily on the Fund's performance. We are making every effort to reduce our expenses and we will continue to do so in all respects. We also continue to explore avenues which may be available to increase the Fund's assets which in turn would operate to reduce the overall expense ratio and increase the Fund's performance.

      The performance data quoted represents past performance and investment return and principle value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Please remember that past performance does not guarantee future results and current performance may be higher or lower than the performance data quoted.

      Our thanks to our Board and our many shareholders for their support during our many years of operation.


Very truly yours,

/s/ Jerome Kinney
Jerome Kinney
President

AMERITOR SECURITY FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of Net Assets)
December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------


Sector Breakdown
--------------------------------------------------------------------------------

AEROSPACE                                                                  4.25%
AIRLINES                                                                   0.94%
APPAREL                                                                    1.53%
BANKS                                                                      5.62%
BEVERAGES                                                                  2.89%
BUILDING PRODUCTS                                                          3.53%
CABLE TV                                                                   1.78%
CELLULAR TELCOM                                                            0.57%
COAL                                                                       1.42%
COMMUNICATIONS                                                             0.86%
COMPUTERS                                                                 10.31%
E-COMMERCE                                                                 4.01%
FINANCE                                                                    1.33%
LODGING                                                                    1.54%
MACHINERY                                                                  1.36%
MANUFACTURING                                                              6.15%
MEDICAL                                                                   15.32%
METALS                                                                     2.78%
MINERALS                                                                   1.94%
OFFICE AUTOMATION                                                          2.49%
OFFICE SUPPLIES                                                            0.95%
OIL                                                                       15.72%
OIL & GAS                                                                  1.80%
PUBLISHING                                                                 1.22%
RECREATIONAL VEHICLES                                                      2.27%
REHAB CENTERS                                                              2.21%
RETAIL                                                                     4.68%
SAVINGS & LOAN                                                             0.00%
SEMICONDUCTORS                                                             1.94%
SHOES                                                                      0.10%
CASH EQUIVALENTS                                                           2.89%
--------------------------------------------------------------------------------
Total Investments                                                        104.40%
Liabilities in excess of other assets                                     -4.40%
--------------------------------------------------------------------------------
Total Net Assets                                                         100.00%

                          AMERITOR SECURITY TRUST FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               December 31, 2008
                                   (Unaudited)

     Number                                                                             Market
   of Shares                     Description                                            Value
-----------------             ------------------                                  -------------------
                   COMMON STOCKS:                                      101.51%

                   AEROSPACE                                             4.25%
             300   United Technologies, Corp.                                                 16,080
                                                                                  -------------------

                   AIRLINES                                              0.94%
             500   Jetblue Airways, Corp. *                                                    3,550
                                                                                  -------------------

                   APPAREL                                               1.53%
             300   Carters, Inc. *                                                             5,778
                                                                                  -------------------

                   BANKS                                                 5.62%
             300   HSBC Holdings PLC - ADR                                                    14,601
             300   Bank of America, Corp.                                                      4,224
             200   Citigroup, Inc.                                                             1,342
             200   Wachovia, Corp.                                                             1,108
                                                                                  -------------------
                                                                                              21,275

                   BEVERAGES                                             2.89%
             200   Pepsico, Inc.                                                              10,954
                                                                                  -------------------

                   BUILDING PRODUCTS                                     3.53%
             300   Home Depot, Inc.                                                            6,906
             300   Lowes Companies, Inc.                                                       6,456
                                                                                  -------------------
                                                                                              13,362

                   CABLE TV                                              1.78%
             400   Comcast, Corp.                                                              6,752
                                                                                  -------------------

                   CELLULAR TELCOM                                       0.57%
           1,000   Alcatel Lucent Adr *                                                        2,150
                                                                                  -------------------

                   COAL                                                  1.42%
             200   Alliance Resource, LP.                                                      5,376
                                                                                  -------------------

                   COMMUNICATIONS                                        0.86%
             200   Cisco Systems, Inc. *                                                       3,260
              29   Nortel Networks, Corp. *                                                        8
                                                                                  -------------------
                                                                                               3,268

                   COMPUTERS                                            10.31%
             200   Apple, Inc. *                                                              17,070
             200   International Business Machines, Corp.                                     16,832
             500   Dell, Inc. *                                                                5,120
                                                                                  -------------------
                                                                                              39,022

                   E-COMMERCE                                            4.01%
             250   Shanda Interactive Entertainment, Ltd. *                                    8,090
             300   Ebay, Inc. *                                                                4,188
             200   Nutrisystem, Inc.                                                           2,918
                                                                                  -------------------
                                                                                              15,196

                   FINANCE                                               1.33%
             350   Western Union, Co.                                                          5,019
                                                                                  -------------------

                   LODGING                                               1.54%
             300   Marriott International, Inc.                                                5,835
                                                                                  -------------------

                   MACHINERY                                             1.36%
             100   Flowserve, Corp.                                                            5,150
                                                                                  -------------------

                   MANUFACTURING                                         6.15%
             300   Honeywell International, Inc.                                               9,849
             400   Ingersoll Rand, Co. Ltd. CL-A                                               6,940
             400   General Electric, Co.                                                       6,480
                                                                                  -------------------
                                                                                              23,269

                   MEDICAL                                              15.32%
             300   Wellpoint, Inc. *                                                          12,639
             250   Novartis AG - ADR                                                          12,440
             200   Johnson & Johnson                                                          11,966
             200   Amgen, Inc. *                                                              11,550
             300   Medtronic, Inc.                                                             9,426
                                                                                  -------------------
                                                                                              58,021

                   METALS                                                2.78%
             500   Alcoa, Inc.                                                                 5,630
             200   Freeport McMoran Copper                                                     4,888
                                                                                  -------------------
                                                                                              10,518

                   MINERALS                                              1.94%
           2,000   Northern Dynasty Minerals *                                                 7,360
                                                                                  -------------------

                   OFFICE AUTOMATION                                     2.49%
             300   Cannon, Inc. - ADR                                                          9,420
                                                                                  -------------------

                   OFFICE SUPPLIES                                       0.95%
             200   Staples, Inc.                                                               3,584
                                                                                  -------------------

                   OIL                                                  15.72%
             300   Occidental Petroleum, Corp.                                                17,997
             300   Schlumberger, Ltd.                                                         12,699
             300   Canadian Natural Resources                                                 11,994
             350   CNX Gas, Corp. *                                                            9,555
             400   Halliburton, Co.                                                            7,272
                                                                                  -------------------
                                                                                              59,517

                   OIL & GAS                                             1.80%
             300   Nabors Industries, Ltd. *                                                   3,591
             200   Chesapeake Energy, Corp.                                                    3,234
                                                                                  -------------------
                                                                                               6,825

                   PUBLISHING                                            1.22%
             200   Mcgraw Hill, Cos., Inc.                                                     4,638
                                                                                  -------------------

                   RECREATIONAL VEHICLES                                 2.27%
             300   Polaris Industries, Inc.                                                    8,595
                                                                                  -------------------

                   REHAB CENTERS                                         2.21%
             300   Psychiatric Solutions, Inc. *                                               8,355
                                                                                  -------------------

                   RETAIL                                                4.68%
             250   Walmart Stores, Inc.                                                       14,015
             150   Walgreen, Co.                                                               3,700
                                                                                  -------------------
                                                                                              17,715

                   SAVINGS & LOAN                                        0.00%
             450   Washington Mutual, Inc.                                                        10
                                                                                  -------------------

                   SEMICONDUCTORS                                        1.94%
             500   Intel, Corp.                                                                7,330
                                                                                  -------------------

                   SHOES                                                 0.10%
             300   Crocs, Inc. *                                                                 372
                                                                                  -------------------

                   Total Common Stock (Cost $631,369)                                        384,296
                                                                                  -------------------

      Par          SHORT TERM INVESTMENTS                                2.89%
-----------------
          10,960   Evergreen Institutional Money Market Fund
                   (Cost $10,960)                                                             10,960
                                                                                  -------------------

                   TOTAL INVESTMENTS:
                   (Cost: $642,329)**                                  104.40%               395,256
                   Liabilities in excess of other assets                (4.40%)              (16,642)
                                                             ------------------   -------------------
                   NET ASSETS                                          100.00%             $ 378,614
                                                             ==================   ===================

*     Non-income producing

** Cost for Federal income tax purposes is $642,329 and net unrealized appreciation consists of:

      Gross unrealized appreciation                               $    5,577
      Gross unrealized depreciation                                 (252,650)
                                                           ------------------
      Net unrealized depreciation                                 $ (247,073)
                                                           ==================

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008
(Unaudited)

ASSETS
       Investments at value (identified cost of $642,329) (Notes 1 & 4)         $   395,256
       Receivables:
             Interest                                                                    17
             Dividends                                                                  849
             Investments Sold                                                        10,851
                                                                                -----------
             TOTAL ASSETS                                                           406,973
                                                                                -----------

ACCRUED LIABILITIES
       Accrued administration fees                                                   11,071
       Accrued transfer agent fees                                                    2,097
       Accrued advisory fees                                                          1,119
       Accrued expenses                                                              14,072
                                                                                -----------
             TOTAL LIABILITIES                                                       28,359
                                                                                -----------

NET ASSETS                                                                      $   378,614
                                                                                ===========

          NET ASSET VALUE, OFFERING AND REDEMPTION
             PRICE PER SHARE ($378,614/2,454,655 shares outstanding)            $      0.15
                                                                                ===========

          At December 31, 2008, there was an unlimited amount of no par value shares of beneficial interest and the components of net assets are
          (Note 1):
          Paid in capital                                                       $ 3,270,466
          Accumulated realized losses on investments                             (2,644,779)
          Net unrealized depreciation of investments                               (247,073)
                                                                                -----------
          Net Assets                                                            $   378,614
                                                                                ===========

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (Net of foreign taxes withheld of $17)                      $   4,844
Interest                                                                  1,955
                                                                      ---------
                                                                          6,799
                                                                      ---------

EXPENSES
      Administrative services (Note 2)                    $  30,000
      Legal and audit fees                                   11,178
      Transfer agent fees (Note 2)                            7,910
      Accounting fees                                         6,376
      Investment advisory fees (Note 2)                       2,721
      Custody fees                                            1,382
      Directors                                               3,800
      Miscellaneous                                           7,288
                                                          ---------
        Total expenses                                                   70,655
                                                                      ---------


      Net Investment Loss                                               (63,856)
                                                                      ---------

NET REALIZED AND UNREALIZED GAINS/LOSSES ON
   INVESTMENTS:
   Net realized loss on investments                                      (2,425)
   Net change in unrealized depreciation of investments                (259,001)
                                                                      ---------
   Net loss on investments                                             (261,426)
                                                                      ---------
   Net decrease in net assets resulting from operations               $(325,282)
                                                                      ---------

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           Six Months ended
                                                           December 31, 2008     Year ended
                                                             (Unaudited)        June 30, 2008
                                                              ---------           ---------
OPERATIONS
   Net investment loss                                        $ (63,856)          $(131,449)
   Net realized gain(loss) on investments                        (2,425)              8,850
   Change in unrealized depreciation of investments            (259,001)            (96,124)
                                                              ---------           ---------
   Net decrease in net assets resulting from operations        (325,282)           (218,723)


CAPITAL SHARE TRANSACTIONS (NOTE 3)
   Net decrease in net assets resulting from capital share
      transactions                                              (20,504)            (17,574)
                                                              ---------           ---------
   Net decrease in net assets                                  (345,786)           (236,297)
   Net assets at beginning of the year                          724,400             960,697
                                                              ---------           ---------

NET ASSETS at the end of the year                             $ 378,614           $ 724,400
                                                              =========           =========

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                    Six Months ended
                                    December 31 2008   Year ended      Year ended      Year ended      Year ended       Year ended
                                      (Unaudited)     June 30 2008    June 30 2007    June 30 2006    June 30 2005     June 30 2004
                                    ---------------- -------------- --------------- ---------------- --------------- --------------
Per Share Operating Performance
Net asset value, beginning of year    $     0.28       $     0.37     $     0.41      $       0.37    $       0.45    $       0.45
                                      ----------       ----------     ----------      ------------    ------------    ------------
Income from investment operations-
   Net investment loss                     (0.03)           (0.05)         (0.05)            (0.05)          (0.05)          (0.05)
   Net realized and unrealized gain
    (loss) on investments                  (0.10)           (0.04)          0.01              0.09           (0.03)           0.05
                                      ----------       ----------     ----------      ------------    ------------    ------------
Total from investment operations           (0.13)           (0.09)         (0.04)             0.04           (0.08)             --
                                      ----------       ----------     ----------      ------------    ------------    ------------

Net asset value, end of year          $     0.15       $     0.28     $     0.37      $       0.41    $       0.37    $       0.45
                                      ==========       ==========     ==========      ============    ============    ============

Total Return                              (46.43%)         (24.32%)        (9.76%)           10.81%         (17.78%)          0.00%
                                      ==========       ==========     ==========      ============    ============    ============

Ratios/Supplemental Data
   Net assets, end of year (000's)    $      379       $      724     $      961      $      1,125    $      1,071    $      1,318
Ratio to average net assets
   Expense ratio - net                     25.11% *         17.10%         16.36%            12.84%          12.85%          12.56%
   Net (loss)                             (22.70%)*        (15.42%)       (12.85%)          (11.51%)        (11.70%)        (11.81%)
Portfolio turnover rate                        0%              15%           140%              286%            606%            182%

*     Annualized

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

(1)   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Ameritor Security Trust Fund, (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

            The Fund Adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157, "Fair Value Measurement" ("FAS 157"), on July 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.
            Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (Including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
            Level 3 - significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments).
            A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining fair value, the Fund separates its financial instruments into two categories: Exchange traded and Money Market Securities. The following summarizes the valuation of the Fund's assets and liabilities by the SFAS 157 fair value hierarchy as of December 31, 2008:

                                      Balance
                                    December 31, 2008   Level 1   Level 2   Level 3
Exchange traded common stocks           $384,296       $ 384,296 $      0  $      0
Money Market Securities                 $ 10,960       $  10,960 $      0  $      0
                                        --------       --------- --------  --------
Total Asset Measured at Fair Value      $395,256       $ 395,256 $      0  $      0

AMERITOR SECURITY TRUST FUND

December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

      B. Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. At June 30, 2008, for Federal income tax purposes, the Fund had a capital loss carryforward of $2,641,967 of which $1,707,509 expires in fiscal year 2009, $843,827 expires in fiscal year 2010, $56,819 expires in fiscal year 2012 and $33,812 expires in fiscal year 2015 to offset future realized gains.

            Effective December 31, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for uncertainty in Income Taxes". FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.

            FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. As of December 31, 2008, open Federal tax years include the tax years ended June 30, 2005 through June 30, 2008. The Fund has no examination in progress.

            The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoptions of FIN 48 resulted in no effect to the Fund's financial position or results of operation. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken for the six months ended December 31, 2008. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

      C. New Accounting Pronouncements - In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities". The provisions are effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

      D. Distributions to Shareholders - No distributions were paid in fiscal years 2007 or 2008. As of December 31, 2008, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

            Capital loss carryforward   $(2,644,779)
            Unrealized appreciation        (247,073)
                                        -----------
                                        $(2,891,852)
                                        ===========

AMERITOR SECURITY TRUST FUND

December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

      E. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

      G. Reclassification of Capital Accounts - Accounting Principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2008 the Fund decreased paid in capital by $131,449 and decreased accumulated net investment loss by $131,449

(2)   INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

      The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month.

      Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

(3)   TRUST SHARES

      The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                             Six Months Ended                Year Ended
                            December 31, 2008               June 30,2008
                        --------------------------    -------------------------
                           Shares         Amount        Shares        Amount
                        -----------    -----------    -----------   -----------
Shares redeemed             (93,098)   $   (20,504)       (53,729)  $   (17,574)
                        -----------    -----------    -----------   -----------
Net decrease                (93,098)   $   (20,504)       (53,729)  $   (17,574)
                        ===========    ===========    ===========   ===========
Shares outstanding
    Beginning of year     2,547,753                     2,601,482
                        -----------                   -----------
    End of year           2,454,655                     2,547,753
                        ===========                   ===========

AMERITOR SECURITY TRUST FUND

December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

(4)   PURCHASE AND SALE OF SECURITIES

      During the Six months ended December 31, 2008, purchases and proceeds from sales of investment securities were $0 and $86,557, respectively. Cost of securities for income tax purposes was $642,329 at December 31, 2008. Net unrealized depreciation of investments aggregated $247,073, which relates to gross unrealized appreciation of $5,577 and gross unrealized depreciation of $252,650.

                            Supplemental Information

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-202-625-2112 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the year ended June 30, 2008 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-202-625-2112 or on the SEC's website at www.sec.gov. . The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

AMERITOR SECURITY TRUST FUND

EXPENSE EXAMPLES (UNAUDITED)

December 31, 2008
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, Security Trust and (2) ongoing costs, including management fees and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2008 to December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            Beginning         Ending        Expenses Paid
                                           Account Value   Account Value    During Period
                                              7/1/08         12/31/08     7/1/08 - 12/31/08*
                                           ------------    -------------  ------------------
Actual                                     $   1,000.00    $   517.24      $   48.42
Hypothetical (5% return before expenses)   $   1,000.00    $ 1.050.00      $   65.42

* Expenses are equal to the Fund's annual expense ratio of 12.66% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

(5)   TRUSTEES AND OFFICERS (UNAUDITED)

      The following table sets forth certain information concerning the Trustees and officers of the Fund.

-------------------------- -------------- ------------- -------------------- ---------------- ---------------
           (1)                  (2)           (3)               (4)                (5)             (6)
-------------------------- -------------- ------------- -------------------- ---------------- ---------------

Name                        Position(s)     Term of          Principal          Number of         Other
Address and                  Held with     Office and      Occupation(s)      Portfolios in   Directorships
Age                            Fund        Length of        During Past       Fund Complex       Held by
                                          Time Served         5 Years          Overseen by       Trustee
                                                                                 Trustee

-------------------------------------------------------------------------------------------------------------
Non-Interested Trustee
-------------------------------------------------------------------------------------------------------------

Richard P. Ellison         Non-Interested   9 Years        President and            1         Potomac Group
1410 Coventry Lane            Trustee        Served       Chief Executive                         Homes;
Alexandria, VA 22304                        Term is         Officer of                             Boat
Age 78                                      For Life         Intervest                           America
                                                          Financial Corp.

-------------------------------------------------------------------------------------------------------------
James I. Schwartz
14801Pennfield Circle          Non-          7 Year      Retired President          1              None
#307                        Interested       Served        Capital City
Silver Spring, MD             Trustee       Term is       Savings & Loan
20906                                       For Life            And
Age 82                                                    Schwartz & Co.

-------------------------------------------------------------------------------------------------------------
Interested Trustee And Officers
-------------------------------------------------------------------------------------------------------------

Carole S. Kinney             Trustee,       10 Years      Chairman of the           1              None
8020 Thornley Court         Secretary,       served          Board of
Bethesda, MD 20817              and         Term is          Ameritor
Age 63                       Chairman       For life         Financial
                              of the                        Corporation
                               Fund                         Since 1998

-------------------------------------------------------------------------------------------------------------

Jerome Kinney                President      10 Years        Founder and                            None
8020 Thornley Court                          served         President,              1
Bethesda, MD 20817                           Term=1      Jerome F. Kinney
Age 79                                        year            Company
                                                            (builder);
                                                           President and
                                                               CEO,
                                                             Ameritor
                                                             Financial
                                                            Corporation

-------------------------------------------------------------------------------------------------------------

ITEM 2.   CODE OF ETHICS.

Not applicable at this time.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

AMERITOR FUNDS

Disclosure Controls and Procedures

Adopted Pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 and Rule 30a-3 Under the Investment Company Act of 1940

I.    Introduction

      Ameritor Security Trust and Ameritor Investment Fund (the "Funds"), hereby establish these disclosure controls and procedures ("Disclosure Procedures") pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 ("Exchange Act") and Rule 30a-3 under the Investment Company Act of 1940 (the "1940 Act"). The Disclosure Procedures are designed to ensure that all information that the Funds are required to disclose in their shareholder reports (the "Reports") filed with the Securities and Exchange Commission ("SEC") pursuant to Section 13(a) or Section 15(d) of the Exchange Act is recorded, processed, summarized and reported within the time period specified in applicable SEC rules and forms. The Disclosure Procedures also support the certifications that the Funds' principal officers must sign and submit with each Report filed with the SEC, and the required disclosures in the Reports about the Funds' internal controls.

         The overriding goals of these Disclosure Procedures are:

o To promote the timely accumulation and communication of information the Funds are required to disclose in their Reports; and

o     To promote reliable and accurate disclosure in the Reports.

II.   Roles and Expectations of Fund Service Providers

      The Funds rely on their service providers to perform substantially all tasks related to the Funds' ongoing business operations, including preparing and filing the Reports and preparing the information included in the Reports. The Funds' strongest control for promoting timely and accurate disclosures, therefore, is appropriate and reasonable oversight of their service providers. Accordingly, the Funds encourage each service provider involved in the process of preparing or filing a Report or preparing the information included in a Report ("Service Provider") to adopt its own internal controls and procedures governing, as applicable, the preparation and filing of Reports and the recording, processing, generation and translation of information that it provides to the Funds for inclusion in any Report ("Service Provider Procedures").

      In particular, the Funds expect each Service Provider to:

      Provide Procedures - provide to the Funds' President a copy of its Service Provider Procedures, if any;

      Provide Amendments to Procedures - promptly provide to the Funds' President a copy of any substantive changes or amendments to the Service Provider Procedures;

      Report Violations - promptly report to the Funds' President any material violations of the Service Provider Procedures (and any corrective actions taken);

      Report Important Matters - promptly report to the Funds' President any material misstatements or omissions or unfair presentations in any Report; any suspected fraud relating to a Report; and any complaints about, or suspected or perceived weaknesses, problems or breakdowns in, the Disclosure Procedures, the Service Provider Procedures or any other internal controls related to the Funds, a Report or Fund disclosure matters;

      Create Due Diligence Files - create and maintain a due diligence file, and other appropriate documentation and records for each Report; and

      Submit Requested Information - submit on a timely basis information, certifications or other documents related to a Report or Fund disclosure matters as the Funds, through their President, may reasonably request.

III.  Monitoring of Disclosure Controls

      Roles and Responsibilities. The President is primarily responsible for the proper functioning of the Disclosure Procedures and for evaluating the Disclosure Procedures under Section V below. To discharge these broad responsibilities, the President will communicate with and generally oversee the Service Providers regarding Fund disclosure matters and matters relating to the preparation and filing of Reports.

      Oversight of and Coordination with Service Providers. The President will coordinate with the Service Providers on an ongoing basis regarding the Funds' disclosure obligations, the Disclosure Procedures and the Service Provider Procedures.

      Review of Service Provider Procedures. The President will ask each Service Provider to provide a copy of its Service Provider Procedures, and any substantive changes or amendments to the Procedures as they are adopted. The President will initially and periodically thereafter review the Service Provider Procedures and any substantive changes or amendments thereto.

IV.   Material Misstatements/Omissions; Unfair Presentations; Fraud

      If the President discovers or is informed about a suspected material misstatement or omission, or an unfair presentation, in a Report, or suspected fraud in relation to a Report, the President or his delegate will investigate (or cause an appropriate Service Provider to investigate) the matter, focusing on the effectiveness of applicable controls and procedures and consulting with Service Providers or others as appropriate regarding corrective actions.

      The President will prepare a report about any such investigations (and the related findings and conclusions). The President will consider appropriate next steps, such as investigating further or reporting the matter to the Audit Committee.

V.    Evaluating the Disclosure Procedures

      Conducting the Evaluation. The President will evaluate, with the participation of and input from, as applicable, the Service Providers, the Audit Committee, and the Funds' independent auditor ("Outside Auditors"), the effectiveness of the design and operation of these Disclosure Procedures and the Service Provider Procedures. This evaluation must be completed within 90 days before any Report is filed with the SEC.

      Feedback on Controls. The Funds' President, in performing the functions of a Chief Financial Officer, will ask the Audit Committee to alert the President about any weaknesses, problems or complaints regarding financial internal controls that it receives. The President will ask each Service Provider to give notification of any weaknesses, problems or complaints regarding financial internal controls that it receives.

      Resolving Any Deficiencies in Controls. The President will promptly investigate and resolve any suspected or perceived weaknesses, problems or complaints in the design and operation of the financial internal controls, or any suspected fraud in relation to a Report on internal controls. Appropriate records will be created and maintained regarding the investigation and resolution of any such matters.

      The President will consider any deficiencies in the Disclosure Procedures, and will determine the appropriate actions to take in order to resolve such deficiencies. In making this determination, the President should consider discussing these matters further with the Audit Committee, outside legal counsel, and/or the Outside Auditors. At a minimum, however, the President will disclose to the Audit Committee and the Outside Auditors:

      Significant Deficiencies - any significant deficiencies in the design or operation of the Disclosure Procedures (or those of Service Providers), including any financial internal controls that adversely affect the Funds' ability to record, process, summarize and report financial data, and identify any material weakness in financial internal controls; and

      Fraud - any fraud, whether or not material, that involves management, a Service Provider or a Service Provider's employees who have a significant role in the Funds' financial internal controls, as well as any material weakness identified in the Funds' financial internal controls.

VI.   Miscellaneous

      Recordkeeping. The President will maintain appropriate records supporting compliance with these Disclosure Procedures and records generated or received pursuant to these Disclosure Procedures. Specifically, all substantive determinations, judgments or actions taken in relation to these Disclosure Procedures will be documented. All substantive documents created, distributed or received in relation to these Disclosure Procedures will be maintained by the President for the Funds' records.

      Amendments. The President may amend these Disclosure Procedures from time to time as appropriate. The President will report to the Board regarding any substantive amendments to these Disclosure Procedures.

      Use of Experts. The President may consult with outside legal counsel or any other external experts as necessary or appropriate in furtherance of the goals of the Disclosure Procedures.

      Delegation. When these Disclosure Procedures require a particular person to perform a task (other than actually signing the certification), it is understood that the person may reasonably delegate that task to another appropriate party.

Adopted:  September 2003

ITEM 10.  EXHIBITS

(a) Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Ameritor Security Trust
--------------------------------------------------------------------------------

By (Signature and Title)* /s/ Jerome Kinney, President and Treasurer
                          --------------------------------------------

Date February 15, 2009
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jerome Kinney, President and Treasurer
                          --------------------------------------------

Date February 15, 2009
     -----------------

* Print the name and title of each signing officer under his or her signature.